Accounts receivable and Others	12 Months Ended
Dec. 31, 2021
Trade And Other Receivables [Abstract]
Accounts receivable and others

7. Accounts receivable and others

	December 31,	December 31,
	2021	2020
Trade receivables	$229	$943
Tax credits and government grants receivable	—	1,808
Sales taxes receivable	280	431
Restricted cash	—	178
Other receivables	559	721
	$1,068	$4,081